Shareholders' Equity (Deficit) (Details) - Schedule of Loss Per Share Calculated Using the Weighted Average Number of Shares - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Per Share Calculated Using the Weighted Average Number of Shares [Abstract]
Loss for the period (in Dollars)	$ 11,286	$ 14,976	$ 17,193
Total number of Ordinary Shares	15,652,176	11,338,940	10,091,706
Weighted average number of Ordinary Shares	12,095,477	10,794,594	5,306,225
Basic loss per share (in Dollars per share)	$ (0.93)	$ (1.39)	$ (3.24)